Retained earnings (accumulated deficit) (Details) - USD ($)		12 Months Ended
	Dec. 29, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Retained Earnings [Abstract]
Annual appropriation (as a percent)		10.00%
General reserve fund threshold (as a percent)		50.00%
Accumulated non-distributable reserve		$ 145,500,000	$ 90,600,000	$ 34,300,000
Dividend declared		0	0	0
Dividends paid		0	$ 0	$ 0
Distribution paid to perpetual subordinated convertible securities holders		$ 6,300,000
Gain on transfer of business operation	$ 7,300,000